Financial Assets at Fair Value - Summary of Financial Assets (Parenthetical) (Details) $ in Thousands	Dec. 31, 2024 USD ($)
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Nominal value	$ 42,052